Allowance for Loan Losses ("ALL") - Aging Analysis of Recorded Investment for Loans by Class and Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due		$ 16,629	$ 25,643
60 to 89 Days Past Due		5,043	6,781
90 Days or More Past Due		30,723	92,392
Non-Accrual		34,156	9,960
Total		86,551	134,776
New Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due		4,886
60 to 89 Days Past Due		2,164
90 Days or More Past Due
Non-Accrual	198	1,076	515
Total	198	8,126	515
New Loans [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due		4,886
60 to 89 Days Past Due		2,164
90 Days or More Past Due
Non-Accrual	198	1,052	427
Total	198	8,102	427
New Loans [Member] | Real Estate Loans [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due
60 to 89 Days Past Due
90 Days or More Past Due
Non-Accrual
Total
New Loans [Member] | Real Estate Loans [Member] | 1- 4 single family residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due		4,688
60 to 89 Days Past Due		2,164
90 Days or More Past Due
Non-Accrual		1,052	427
Total		7,904	427
New Loans [Member] | Real Estate Loans [Member] | Construction, Land and Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due
60 to 89 Days Past Due
90 Days or More Past Due
Non-Accrual
Total
New Loans [Member] | Real Estate Loans [Member] | Home Equity Loans and Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due		198
60 to 89 Days Past Due
90 Days or More Past Due
Non-Accrual	198
Total	198	198
New Loans [Member] | Real Estate Loans [Member] | Land And Development Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due
60 to 89 Days Past Due
90 Days or More Past Due
Non-Accrual
Total
New Loans [Member] | Other Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due
60 to 89 Days Past Due
90 Days or More Past Due
Non-Accrual		24
Total		24
New Loans [Member] | Other Loans [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due
60 to 89 Days Past Due
90 Days or More Past Due
Non-Accrual		24	88
Total		24	88
New Loans [Member] | Other Loans [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due
60 to 89 Days Past Due
90 Days or More Past Due
Non-Accrual
Total
Acquired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	1,023	1,203	1,237
60 to 89 Days Past Due	1,406	218	35
90 Days or More Past Due
Non-Accrual	14,076	8,406	9,445
Total	16,505	9,827	10,717
Acquired Loans [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	1,023	1,164	1,192
60 to 89 Days Past Due	1,368	218
90 Days or More Past Due
Non-Accrual	12,477	8,102	8,969
Total	14,868	9,484	10,161
Acquired Loans [Member] | Real Estate Loans [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due		145	658
60 to 89 Days Past Due
90 Days or More Past Due
Non-Accrual	5,001	5,962	6,349
Total	5,001	6,107	7,007
Acquired Loans [Member] | Real Estate Loans [Member] | 1- 4 single family residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due		923
60 to 89 Days Past Due	831
90 Days or More Past Due
Non-Accrual	618	144	187
Total	1,449	1,067	187
Acquired Loans [Member] | Real Estate Loans [Member] | Construction, Land and Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due
60 to 89 Days Past Due
90 Days or More Past Due
Non-Accrual	1,716
Total	1,716
Acquired Loans [Member] | Real Estate Loans [Member] | Home Equity Loans and Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	1,023	96	534
60 to 89 Days Past Due	537	218
90 Days or More Past Due
Non-Accrual	5,142	1,996	2,433
Total	6,702	2,310	2,967
Acquired Loans [Member] | Real Estate Loans [Member] | Land And Development Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due
60 to 89 Days Past Due
90 Days or More Past Due
Non-Accrual
Total
Acquired Loans [Member] | Other Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due		39
60 to 89 Days Past Due	38
90 Days or More Past Due
Non-Accrual	1,599	304
Total	1,637	343
Acquired Loans [Member] | Other Loans [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due		39	26
60 to 89 Days Past Due	38		35
90 Days or More Past Due
Non-Accrual	1,599	275	476
Total	1,637	314	537
Acquired Loans [Member] | Other Loans [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due			19
60 to 89 Days Past Due
90 Days or More Past Due
Non-Accrual		29
Total		29	19
ASC 310-30 Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due		10,540	24,406
60 to 89 Days Past Due		2,661	6,746
90 Days or More Past Due		30,723	92,392
Non-Accrual		24,674
Total		68,598	123,544
ASC 310-30 Loans [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due		9,819	22,250
60 to 89 Days Past Due		2,460	6,056
90 Days or More Past Due		27,372	73,560
Non-Accrual		16,753
Total		56,404	101,866
ASC 310-30 Loans [Member] | Real Estate Loans [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due		5,866	6,034
60 to 89 Days Past Due		2,157	3,956
90 Days or More Past Due		20,521	41,577
Non-Accrual
Total		28,544	51,567
ASC 310-30 Loans [Member] | Real Estate Loans [Member] | 1- 4 single family residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due		3,014	342
60 to 89 Days Past Due		303	362
90 Days or More Past Due		5,065	6,945
Non-Accrual
Total		8,382	7,649
ASC 310-30 Loans [Member] | Real Estate Loans [Member] | Home Equity Loans and Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due
60 to 89 Days Past Due
90 Days or More Past Due
Non-Accrual
Total
ASC 310-30 Loans [Member] | Real Estate Loans [Member] | Land And Development Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due		939	15,874
60 to 89 Days Past Due			1,738
90 Days or More Past Due		1,786	25,038
Non-Accrual		16,753
Total		19,478	42,650
ASC 310-30 Loans [Member] | Other Loans [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due		706	1,745
60 to 89 Days Past Due		179	445
90 Days or More Past Due		3,085	17,994
Non-Accrual		7,306
Total		11,276	20,184
ASC 310-30 Loans [Member] | Other Loans [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due		15	411
60 to 89 Days Past Due		22	245
90 Days or More Past Due		266	838
Non-Accrual		615
Total		$ 918	$ 1,494